Vessels Under Construction (Detail) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Sep. 30, 2021
Teekay LNG
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2021		$ 5,843
Estimated remaining payments required to be made under newbuilding contract in 2022		26,053
Total		31,896
Equipment [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Expected cost of project	$ 53,500
Estimated remaining payments required to be made under newbuilding contract remainder of 2021		5,843
Estimated remaining payments required to be made under newbuilding contract in 2022		14,714
Total		$ 20,557
Bahrain LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Equity Method Investment, Ownership Percentage		30.00%
Bahrain LNG Joint Venture [Member] | Equity Method Investments [Member] | Lng Receiving and Regasification Terminal [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		$ 23,500
Bahrain LNG Joint Venture [Member] | Equity Method Investments [Member] | Teekay LNG | Lng Receiving and Regasification Terminal [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		7,100
Bahrain LNG Joint Venture [Member] | Equity Method Investments [Member] | Construction [Member]
Long-term Purchase Commitment [Line Items]
Total		11,300
Bahrain LNG Joint Venture [Member] | Equity Method Investments [Member] | Construction [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2021		0
Estimated remaining payments required to be made under newbuilding contract in 2022		11,339
Total		$ 11,339